Related Party Transactions	3 Months Ended	6 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

Advisory Firm

The Company has an advisory agreement with Jamess Capital Group, LLC, (“Advisory Firm”) a consulting firm affiliated with Mr. Seth, who is the Lead Director of the Company, to provide non-investment banking related advisory services. The Advisory Firm is due a monthly fee of $12,500.

On February 18, 2014 and May 19, 2014, the Company entered into two engagement agreements with Laidlaw & Company (UK) Ltd (“Placement Agent”) for the May and June 2014 offering. The Company agreed to pay the Placement Agent a cash commission in the amount of ten percent of the gross proceeds of the offerings as well as a non-accountable expense reimbursement equal to two percent.

The Company is obligated to pay the Placement Agent a non-refundable financial advisory fee of $25,000 monthly for six months commencing in May 2014. In addition, for their services for the May 2014 and June 2014 offering, as of September 30, 2014, the Placement Agent was paid $62,043 and was due for their commission and non-accountable fees. Pursuant to the agreement, the amount due to the Placement Agent as of September 30, 2014, was $536,613 and was recorded in accrued expenses in the consolidated balance sheet.

NOTE 6 – RELATED PARTY TRANSACTIONS

Placement Agent

On December 6, 2011, the Company entered into an engagement agreement with its placement agent (“Placement Agent”) for the Series A Preferred Stock and Notes Offering (collectively the “Financings”), of which Mr. Seth, a director of the Company, is also the Head of Healthcare Investment Banking. The agreement was amended on April 12, 2012 and again on February 25, 2013. Pursuant to the agreement, the placement agent was engaged on an exclusive basis for the Series A Preferred Stock and Notes Offering and as a financial advisor for assisting the Company with the restructuring of its capitalization and negotiating the conversion of its outstanding debt obligations to enable a successful financing (the "Notes Conversion"). In consideration for its services, the placement agent received: (a) re-activation fee of $15,000, (b) a cash fee equal to 7% of the Notes Conversion and 10% of the gross proceeds raised in the Financings, and (c) non-accountable expense reimbursement equal to 2% of the gross proceeds raised. The placement agent or its designees also received warrants to purchase shares of the Company’s common stock in an amount equal to 10% of the shares of common stock and warrants issued or issuable as part of the units sold in the Series A Preferred Stock Offering and Notes Offerings. The agreement also provides that: (i) if the Company consummates any merger, acquisition, business combination or other transaction (other than a Share Exchange in a going public transaction) with any party introduced to it by the placement agent, the placement agent would receive a success fee equal to 8% of the aggregate consideration in such transactions, and (ii) if, within a period of 12 months after termination of the services described above, the Company requires a financing or advisory transaction the placement agent will have the right to act as the Company’s financial advisor and investment banker in such financing or transaction pursuant to a set fee schedule set forth in the February 25, 2013 engagement agreement. For a period ending one year after the expiration of all lock-up agreements entered into in connection with the Share Exchange, any change in the size of the Company board of directors must be approved by the placement agent. See Note 3 and 4 on the warrants issued with respect to the Series A Preferred Stock and subordinated promissory notes.

Due to the Share Exchange, the anti-dilution feature for the warrants that were issued for the Series A Preferred Stock and Notes Offering were terminated, see Note 4. There were Series A warrants, Series B warrants and Placement Agent warrants, see Note 5, common stock. These warrants contain an anti-dilution feature and shall terminate upon an up-listing to a national stock exchange, see Note 4.

On October 24, 2013, the Company entered into an engagement agreement which was amended December 19, 2013 with its Placement Agent to advise on the acquisition of Medeor Inc. In consideration for its services, the Placement Agent was eligible to receive: (a) a cash success fee equal to 8% of the value of the transaction plus a 2% non-reimbursable expense fee which was subsequently modified to a maximum of $150,000 plus, (b) $50,000 for a Fairness Opinion fee deductible against the success fee, and (c) a $50,000 activation fee. The agreement also provides that: (i) if the Company consummates any merger, acquisition, business combination or other transaction (other than the Share Exchange) with any party introduced to it by the Placement Agent, the placement agent would receive a fee equal to 8% of the aggregate consideration in such transactions, and (ii) if, within a period of 12 months after termination of the advisory services described above, the Company requires a financing or similar advisory transaction the Placement Agent will have the right to act as the Company’s financial advisor and investment banker in such financing or transaction pursuant to a set fee schedule set forth in the engagement agreement.

On February 18, 2014 and May 19, 2014, the Company entered into two engagement agreements with the Placement Agent for the May 2014 offering The Company agreed to pay Placement Agent: (a) a cash commission in the amount of ten percent (10%) of the gross proceeds of the Offering received from investors at a Closing as well as a non-accountable expense reimbursement equal to two percent; and (b) (2%) of the gross proceeds of the Offering received from investors at a Closing and an activation fee of $25,000. The Placement Agent or its designees also received five-year warrants to purchase 4,290,950 shares of Relmada’s common stock at a price of $1.50 per share. The Placement Agent shall also be entitled to the compensation set forth above as well for any cash exercise of Warrants within six (6) months of the final closing of the Offering as well as a five percent (5%) solicitation fee for any Warrants exercised as a result of any redemption of any Warrants. If the Company elects to call the warrants, the Placement Agent shall receive a warrant solicitation fee equal to 5% of the funds solicited by the Placement Agent upon exercise of the warrants. The Company shall pay the Placement Agent a non-refundable financial advisory fee to be paid monthly, at the rate of $25,000 per month for a period of six months commencing after the May offerings.

The Placement Agent also received cash proceeds from the Company of approximately $3,089,500, $554,700 and $470,300, for the six months ended June 30, 2014 and for the year ended December 31, 2013 and 2012, respectively, from the equity offerings in May and June 2014 and from the Series A preferred stock offerings. The Placement Agent received cash proceeds from the Company of $68,400 and $25,100, respectively, for the subordinated promissory notes issued during 2013 and 2012. The Placement Agent also received a strategic advisory fee of approximately $272,000 for restructuring the Company in 2012.

The Placement Agent received the following warrants during the year ended December 31, 2012:

	Number of warrants	Exercise price per share	Expiration

Series A preferred offering	612,422	$0.80	2019
Subordinated promissory note offering	33,750	$0.80	2019
	646,172

The Placement Agent received the following warrants during the year ended December 31, 2013:

	Number of warrants	Exercise price per share	Expiration

Series A preferred offering	637,578	$0.80	2020
Subordinated promissory note offering	106,875	$0.80	2020
Acquisition of Medeor	200,000	$1.10	2020
	944,453

The Placement Agent received the following warrants during the six months ended June 30, 2014:

	Number of warrants	Exercise price per share	Expiration

May and June 2014 offering	4,290,950	$1.50	2019

Advisory Firm

On December 6, 2011, the Company entered into an advisory agreement with Jamess Capital Group, LLC (formerly known as Amerasia Capital Group, LLC), a consulting firm affiliated with Mr. Seth, a Director of the Company (“Advisory Firm”) to provide non-investment banking related advisory services. The Advisory Firm is due a monthly fee of $12,500 and the agreement is terminable by either party with three months written notice and is to be issued fully vested warrants to purchase common stock equal to 12% of the fully diluted shares of the Company as of the Share Exchange (exercisable at an exercise price of $0.001 per share), see Note 5. The Advisory Firm is also eligible to be reimbursed upon the submission of proper documentation for ordinary and necessary out-of-pocket expenses not to exceed $5,000 per month.

Acquisition of Medeor

In April 2012, the Company (sublicensee) entered into a license agreement with Medeor (licensee) and issued 17,089 shares of stock for the license agreement. The Chief Executive Officer was a shareholder of Medeor. At December 31, 2013, the Company issued 2,500,000 shares of common stock in exchange for all the outstanding stock of Medeor whose only asset was a research and development project. The parties also amended the license agreement on December 31, 2013. The transaction was valued at its fair value of $3,750,000 and was expensed to research and development expense. The fair value of the shares was determined via a third party valuation. The Company will make royalty and a milestone payments as defined in the amended license agreement. The Company (A) will make royalty payments up to 2% on net sales of licensed products that are not sold by sublicensee and (B) on each and every sublicense earned royalty payment received by licensee from its sublicensee on sales of license product by sublicensee, the higher of (i) 20% of the royalties received by licensee; or (ii) up to 2% of net sales of sublicensee. The Company will also make milestone payments of up to $4 million and up to $2 million, for the first commercial sale of product in the field that has a single active pharmaceutical ingredient, and for the first commercial sale of product in the field of product that has more than one active pharmaceutical ingredient, respectively.